Equity dividends (Tables)	12 Months Ended
Mar. 31, 2024
Equity dividends.
Schedule of dividends declared and proposed

	2024	2023	2022
	€m	€m	€m
Declared during the financial year
Final dividend for the year ended 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share, 2021: 4.50 eurocents per share)	1,215	1,265	1,254
Interim dividend for the year ended 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share, 2022: 4.50 eurocents per share)	1,218	1,237	1,229
	2,433	2,502	2,483
Proposed after the end of the year and not recognised as a liability
Final dividend for the year ended 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share, 2022: 4.50 eurocents per share)	1,219	1,215	1,265